U.S. Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
U.S. Income Taxes [Abstract]
Schedule of deferred U.S. tax assets
	September 30,	December 31,
	2016	2015

U.S. federal net operating loss carry forwards	$6,807,000	$6,375,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,945,000	1,822,000
	8,752,000	8,197,000
Less: Valuation allowance	(8,752,000)	(8,197,000)
Total	$-	$-

	December 31,	December 31,
	2015	2014

U.S. federal net operating loss carry forwards	$6,375,000	$5,293,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,822,000	1,512,000
	8,197,000	6,805,000
Less: Valuation allowance	(8,197,000)	(6,805,000)
Total	$–	$–